RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research services
Related Party Transaction [Line Items]
Related party payable		$ 0
Related party expenses,		229,010
Members of Board of Directors | Accounts payable and accrued expenses
Related Party Transaction [Line Items]
Related party payable	$ 0	1,324
Members of Board of Directors | Selling, general & administrative
Related Party Transaction [Line Items]
Reimbursement expenses incurred	$ 6,934	$ 30,691